Share-based plans - Long-term incentive program 2011 (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions	Jul. 14, 2023	May 12, 2011	Dec. 31, 2024	Dec. 31, 2023
Share-based payment transaction
Nominal value per share			€ 1	€ 1
LTIP 2011
Share-based payment transaction
Vesting period		4 years
2011 SOP
Share-based payment transaction
Vesting period		4 years
Conditional increase in capital	€ 12,000	€ 12,000
Conditional increase in capital (in shares)	12	12
Nominal value per share	€ 1	€ 1
Award terms		8 years
Exercise price period basis		30 days
2011 Phantom stock awards
Share-based payment transaction
Vesting period		4 years
Award terms		5 years